Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net income of year	$ 176,544,797	$ 118,425,443	$ 135,484,452
Finance costs	97,165,278	77,023,048	75,930,875
Gains (losses) on exchange differences	17,797,269	65,944,570	20,173,381
Result as per adjustment units	(10,722,033)	(14,025,895)	1,198,565
Adjusted operating result	262,606,953	239,966,967	218,761,616
Depreciation and amortization	153,234,224	126,119,198	126,497,493
Operating segments [member]
IfrsStatementLineItems [Line Items]
Net income of year	176,544,797	118,425,443	135,484,452
Other gains (losses)	94,937	13,316,208	12,669,540
Finance income	(38,102,053)	(39,402,492)	(22,870,538)
Finance costs	97,165,278	77,023,048	75,930,875
Share of net income (loss) of joint ventures and associates accounted for using the equity method	9,494,703	19,217,758	10,978,068
Gains (losses) on exchange differences	17,797,269	65,944,570	20,173,381
Result as per adjustment units	10,722,033	14,025,895	(1,198,565)
Income tax (expense) benefit	(11,015,074)	(15,267,255)	263,943
Adjusted operating result	262,701,890	253,283,175	231,431,156
Depreciation and amortization	153,234,224	126,119,198	126,497,493
ORBDA	$ 415,936,114	$ 379,402,373	$ 357,928,649